Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Value
	COMMON STOCKS - 98.1%
	Administrative and Support and Waste Management and Remediation Services - 1.1%
41,799	Terminix Global Holdings, Inc. (a)	$1,778,965

	Aerospace/Defense - 1.0%
47,845	Howmet Aerospace, Inc.	1,718,592

	Apparel - 2.5%
25,904	Nike, Inc., Class B	3,537,191
6,693	PVH Corp.	655,178
		4,192,369
	Auto Manufacturers - 0.4%
38,042	Ford Motor Co.	668,018

	Banks - 3.9%
66,813	Bank of America Corp.	2,953,135
6,373	Goldman Sachs Group, Inc.	2,175,041
9,258	JPMorgan Chase & Co.	1,312,784
		6,440,960
	Beverages - 2.9%
20,410	Molson Coors Brewing Co., Class B	1,064,994
22,657	PepsiCo, Inc.	3,709,857
		4,774,851
	Biotechnology - 4.5%
12,906	Amgen, Inc.	2,922,951
7,069	Biogen, Inc. (a)	1,491,630
2,213	Regeneron Pharmaceuticals, Inc. (a)	1,368,431
7,225	Vertex Pharmaceuticals, Inc. (a)	1,661,894
		7,444,906
	Chemicals - 2.1%
11,938	DuPont de Nemours, Inc.	923,643
7,306	International Flavors & Fragrances, Inc.	971,698
5,347	Linde PLC	1,567,954
		3,463,295
	Commercial Services - 1.4%
1,811	MarketAxess Holdings, Inc.	690,770
3,233	PayPal Holdings, Inc. (a)	361,869
7,032	Verisk Analytics, Inc.	1,247,055
		2,299,694
	Computers - 9.1%
91,065	Apple, Inc.	15,036,653

	Diversified Financial Services - 2.4%
13,471	American Express Co.	2,620,648
35,439	Invesco, Ltd.	752,724
1,659	MasterCard, Inc., Class A	598,601
		3,971,973
	Environmental Control - 1.9%
26,095	Republic Services, Inc.	3,138,707

	Finance and Insurance - 0.3%
5,089	Tradeweb Markets, Inc., Class A	429,919

	Food - 0.7%
10,966	Campbell Soup Co.	493,141
10,496	Kellogg Co.	671,114
		1,164,255
	Healthcare Products - 1.0%
15,582	Medtronic PLC	1,635,954

	Healthcare Services - 2.7%
2,294	Anthem, Inc.	1,036,544
18,508	Centene Corp. (a)	1,529,131
7,396	HCA Healthcare, Inc.	1,851,293
		4,416,968
	Information - 0.4%
4,713	Zoom Video Communications, Inc., Class A (a)	624,944

	Insurance - 2.5%
26,869	Allstate Corp.	3,287,691
12,834	Hartford Financial Services Group, Inc.	891,706
		4,179,397
	Internet - 8.7%
4,034	Alphabet, Inc., Class A (a)	10,896,399
564	Amazon.com, Inc. (a)	1,732,190
331	Booking Holdings, Inc. (a)	719,015
5,009	Meta Platforms, Inc., Class A (a)	1,057,049
		14,404,653
	Lodging - 1.5%
16,596	Hilton Worldwide Holdings, Inc. (a)	2,470,481

	Machinery - Diversified - 0.7%
3,399	Deere & Co.	1,223,708

	Manufacturing - 5.8%
7,945	BioMarin Pharmaceutical, Inc. (a)	620,663
10,967	Enphase Energy, Inc. (a)	1,828,199
20,200	General Electric Co.	1,929,302
22,478	Keurig Dr Pepper, Inc.	869,224
8,999	Lear Corp.	1,415,903
9,094	Owens Corning	847,470
1,925	Tesla, Inc. (a)	1,675,578
33,982	Vertiv Holdings Co.	442,445
		9,628,784
	Media - 1.8%
20,345	Walt Disney Co. (a)	3,020,419

	Mining - 0.5%
13,566	Newmont Goldcorp Corp.	898,069

	Oil & Gas - 3.2%
6,871	Chevron Corp.	989,424
41,658	Exxon Mobil Corp.	3,266,821
11,524	Valero Energy Corp.	962,369
		5,218,614
	Pharmaceuticals - 4.6%
30,874	Bristol-Myers Squibb Co.	2,120,118
15,353	Cigna Corp.	3,650,636
12,656	Merck & Co., Inc.	969,197
81,238	Viatris, Inc.	894,430
		7,634,381
	Professional, Scientific, and Technical Services - 0.7%
34,004	Adaptive Biotechnologies Corp. (a)	490,678
4,983	VMware, Inc., Class A	584,605
		1,075,283
	Real Estate Investment Trusts - 2.9%
2,089	Alexandria Real Estate Equities, Inc.	395,657
12,850	Digital Realty Trust, Inc.	1,733,722
38,407	Iron Mountain, Inc.	1,888,856
29,104	VICI Properties, Inc.	813,748
		4,831,983
	Retail - 1.8%
11,465	Kohl's Corp.	637,683
7,345	Lowe's Cos., Inc.	1,623,686
8,427	Starbucks Corp.	773,514
		3,034,883
	Retail Trade - 2.5%
64,000	Albertsons Cos, Inc., Class A	1,865,600
4,355	Five Below, Inc. (a)	712,521
25,722	KKR & Co, Inc.	1,546,407
		4,124,528
	Semiconductors - 3.0%
39,369	Intel Corp.	1,877,901
9,841	Micron Technology, Inc.	874,471
5,311	NVIDIA Corp.	1,295,087
4,862	QUALCOMM, Inc.	836,216
		4,883,675
	Software - 12.9%
5,614	Citrix Systems, Inc.	575,435
46,997	Microsoft Corp.	14,042,234
1,742	MSCI, Inc.	873,944
25,627	Oracle Corp.	1,946,883
10,544	salesforce.com, Inc. (a)	2,219,828
2,445	Synopsys, Inc. (a)	763,794
5,085	Take-Two Interactive Software, Inc. (a)	823,770
		21,245,888
	Telecommunications - 1.5%
19,890	AT&T, Inc.	471,194
34,795	Cisco Systems, Inc.	1,940,517
		2,411,711
	Textiles - 0.4%
4,700	Mohawk Industries, Inc. (a)	661,666

	Transportation - 2.1%
2,479	Union Pacific Corp.	609,710
13,852	United Parcel Service, Inc., Class B	2,914,738
		3,524,448
	Transportation and Warehousing - 0.6%
27,898	Uber Technologies, Inc. (a)	1,005,165

	Utilities - 0.5%
28,597	MDU Resources Group, Inc.	765,542

	Water - 1.6%
17,956	American Water Works Co., Inc.	2,712,972

	TOTAL COMMON STOCKS (Cost - $158,247,025)	162,157,273

	SHORT TERM INVESTMENTS - 1.3%
	Money Market Funds - 1.3%
2,086,352	First American Treasury Obligations Fund, Class X, 0.01% (b)	2,086,352
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,086,352)	2,086,352

	TOTAL INVESTMENTS - 99.4% (Cost - $160,333,377)	164,243,625
	Other Assets in Excess of Liabilities - 0.6%	931,542
	NET ASSETS - 100.0%	$165,175,167

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on February 28, 2022.